Financing Receivables - Schedule of Financing Receivables (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	$ 895	$ 908	$ 897
Allowance for financing receivables, non-current	(81)	(79)	(82)
Financing receivables, net, non-current	381	635	815
Financing receivables, gross, current	133	135	131
Allowance for financing receivables, current	(13)	(14)	(12)
Current portion of financing receivables, net	56	94	119
Financing receivables, net	934	950	934
Securitized Timeshare Financing Receivables [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	459	205
Allowance for financing receivables, non-current	(26)	(11)
Financing receivables, net, non-current	433	194
Financing receivables, gross, current	68	29
Allowance for financing receivables, current	(4)	(2)
Current portion of financing receivables, net	64	27
Financing receivables, net	497	221
Unsecuritized timeshare financing receivables [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	412	654	853
Allowance for financing receivables, non-current	(54)	(67)	(81)
Financing receivables, net, non-current	358	587	772
Financing receivables, gross, current	63	106	131
Allowance for financing receivables, current	(9)	(12)	(12)
Current portion of financing receivables, net	54	94	119
Financing receivables, net	412	681	891
Other financing receivables [member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, gross, non-current	24	49	44
Allowance for financing receivables, non-current	(1)	(1)	(1)
Financing receivables, net, non-current	23	48	43
Financing receivables, gross, current	2	0	0
Allowance for financing receivables, current	0	0	0
Current portion of financing receivables, net	2	0	0
Financing receivables, net	25	48	43
Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net, non-current	814	829	815
Current portion of financing receivables, net	$ 120	$ 121	$ 119